John Hancock
Income Fund
Quarterly portfolio holdings 2/28/2021

Fund’s investments
As of 2-28-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 6.7%					$140,052,312
(Cost $134,444,811)
U.S. Government 6.7%					140,052,312
U.S. Treasury
Bond	2.000	02-15-50		13,140,000	12,799,695
Bond	2.750	11-15-42		6,190,000	6,964,234
Bond	3.000	02-15-49		22,685,000	27,008,442
Bond	4.375	02-15-38		14,475,000	19,972,673
Note	0.125	10-31-22		3,075,000	3,075,000
Note	0.250	10-31-25		3,000,000	2,943,633
Note	0.375	11-30-25		6,155,000	6,067,724
Note	1.125	02-28-22		8,310,000	8,396,021
Note	2.000	11-15-26		19,100,000	20,288,527
Note	2.375	02-29-24		15,685,000	16,664,700
Note	2.625	02-15-29		5,790,000	6,409,259

Treasury Inflation Protected Security	0.125	01-15-30		8,665,887	9,462,404
Foreign government obligations 21.3%					$444,938,446
(Cost $443,021,417)
Australia 1.3%					26,990,908
Commonwealth of Australia	0.250	11-21-24	AUD	16,225,000	12,410,972
Commonwealth of Australia	0.500	09-21-26	AUD	3,560,000	2,674,994
New South Wales Treasury Corp.	1.000	02-08-24	AUD	15,155,000	11,904,942
Austria 0.2%					4,409,923
Republic of Austria (A)	0.500	02-20-29	EUR	3,450,000	4,409,923
Brazil 1.1%					22,922,260
Federative Republic of Brazil	10.000	01-01-23	BRL	44,370,000	8,592,981
Federative Republic of Brazil	10.000	01-01-25	BRL	59,155,000	11,600,013
Federative Republic of Brazil	10.000	01-01-27	BRL	13,815,000	2,729,266
Canada 4.0%					82,682,092
Canada Housing Trust No. 1 (A)	1.950	12-15-25	CAD	4,850,000	3,947,380
Export Development Canada	2.400	06-07-21	AUD	3,560,000	2,756,025
Government of Canada	1.500	09-01-24	CAD	6,237,000	5,046,697
Government of Canada	2.250	03-01-24	CAD	23,115,000	19,109,018
Province of Alberta	3.400	12-01-23	CAD	9,000,000	7,604,031
Province of British Columbia	2.850	06-18-25	CAD	3,408,000	2,873,609
Province of Ontario	1.350	12-02-30	CAD	29,650,000	21,932,053
Province of Ontario	2.900	06-02-28	CAD	4,350,000	3,694,697
Province of Ontario	3.450	06-02-45	CAD	3,895,000	3,551,961
Province of Quebec	0.200	04-07-25	EUR	3,630,000	4,464,790
Province of Quebec	1.500	12-15-23	GBP	2,037,000	2,926,416
Province of Quebec	3.750	09-01-24	CAD	5,530,000	4,775,415
China 0.5%					10,299,725
People's Republic of China	2.880	11-05-23	CNY	66,520,000	10,299,725
Colombia 0.4%					9,165,760
Republic of Colombia	6.250	11-26-25	COP	14,030,000,000	4,143,400
Republic of Colombia	10.000	07-24-24	COP	15,303,500,000	5,022,360
Finland 0.2%					4,068,598
Republic of Finland (A)	0.500	09-15-28	EUR	3,180,000	4,068,598
Hungary 0.1%					2,233,120
Republic of Hungary	6.375	03-29-21		2,224,000	2,233,120
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
India 0.1%					$1,002,438
Republic of India	7.270	04-08-26	INR	69,990,000	1,002,438
Indonesia 2.8%					57,402,375
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	1,411,966
Republic of Indonesia (A)	2.150	07-18-24	EUR	3,335,000	4,251,593
Republic of Indonesia	3.850	10-15-30		2,650,000	2,924,570
Republic of Indonesia (A)	5.875	01-15-24		1,450,000	1,644,618
Republic of Indonesia	6.125	05-15-28	IDR	83,348,000,000	5,797,957
Republic of Indonesia	6.500	06-15-25	IDR	182,145,000,000	13,188,179
Republic of Indonesia	6.625	05-15-33	IDR	30,647,000,000	2,144,955
Republic of Indonesia	7.000	09-15-30	IDR	100,451,000,000	7,234,377
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,407,019
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	1,097,406
Republic of Indonesia	8.125	05-15-24	IDR	33,251,000,000	2,528,010
Republic of Indonesia	8.250	05-15-29	IDR	5,604,000,000	434,629
Republic of Indonesia	8.375	03-15-24	IDR	44,433,000,000	3,385,598
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,849,025
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,913,180
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	2,189,293
Ireland 0.8%					16,563,452
Republic of Ireland	3.400	03-18-24	EUR	10,463,000	14,140,005
Republic of Ireland	3.900	03-20-23	EUR	1,840,000	2,423,447
Israel 0.2%					4,647,394
State of Israel	2.500	01-15-30		1,985,000	2,083,063
State of Israel	2.750	07-03-30		2,405,000	2,564,331
Italy 0.9%					19,494,820
Republic of Italy	1.250	02-17-26		3,387,000	3,328,298
Republic of Italy (A)	1.850	07-01-25	EUR	5,900,000	7,675,960
Republic of Italy (A)	4.750	08-01-23	EUR	6,273,000	8,490,562
Japan 0.9%					18,355,425
Government of Japan	0.100	12-20-23	JPY	1,945,000,000	18,355,425
Malaysia 1.1%					22,750,023
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	3,085,703
Government of Malaysia	3.828	07-05-34	MYR	7,300,000	1,810,634
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,729,829
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,531,201
Government of Malaysia	3.899	11-16-27	MYR	16,709,000	4,386,421
Government of Malaysia	4.059	09-30-24	MYR	15,500,000	4,080,455
Government of Malaysia	4.160	07-15-21	MYR	12,538,000	3,125,780
Mexico 0.9%					17,855,461
Government of Mexico	7.500	06-03-27	MXN	202,360,000	10,695,646
Government of Mexico	7.750	05-29-31	MXN	134,460,000	7,159,815
New Zealand 0.5%					9,812,213
Dominion of New Zealand	6.000	05-15-21	NZD	9,272,000	6,778,337
Dominion of New Zealand	6.000	05-15-21	NZD	4,150,000	3,033,876
Norway 1.2%					25,682,963
Kingdom of Norway (A)	1.375	08-19-30	NOK	31,485,000	3,611,817
Kingdom of Norway (A)	2.000	05-24-23	NOK	93,645,000	11,154,538
Kingdom of Norway (A)	3.750	05-25-21	NOK	93,905,000	10,916,608
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Philippines 0.6%					$12,141,136
Republic of the Philippines	0.875	05-17-27	EUR	5,500,000	6,737,306
Republic of the Philippines	6.250	01-14-36	PHP	202,000,000	5,403,830
Portugal 0.4%					8,883,463
Republic of Portugal (A)	0.700	10-15-27	EUR	3,290,000	4,159,922
Republic of Portugal (A)	5.125	10-15-24		4,110,000	4,723,541
Qatar 0.3%					7,153,646
State of Qatar (A)	4.000	03-14-29		3,245,000	3,707,724
State of Qatar (A)	4.817	03-14-49		2,795,000	3,445,922
Singapore 1.1%					21,951,048
Republic of Singapore	2.375	06-01-25	SGD	21,100,000	16,999,578
Republic of Singapore	3.375	09-01-33	SGD	5,470,000	4,951,470
Spain 0.4%					9,004,556
Kingdom of Spain (A)	0.250	07-30-24	EUR	3,615,000	4,451,111
Kingdom of Spain (A)	0.800	07-30-27	EUR	3,585,000	4,553,445
Sweden 0.3%					6,989,103
Kingdom of Sweden (A)	0.125	04-24-23	EUR	5,710,000	6,989,103
United Arab Emirates 0.5%					11,199,370
Government of Abu Dhabi (A)	0.750	09-02-23		2,400,000	2,406,346
Government of Abu Dhabi (A)	1.700	03-02-31		3,980,000	3,814,448
Government of Abu Dhabi (A)	3.125	04-16-30		2,940,000	3,191,076
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,787,500
United Kingdom 0.5%					11,277,174
Government of United Kingdom	0.500	07-22-22	GBP	2,525,000	3,542,213

Government of United Kingdom	3.750	09-07-21	GBP	5,445,000	7,734,961
Corporate bonds 59.7%					$1,247,416,416
(Cost $1,207,421,888)
Communication services 10.6%					220,653,288
Diversified telecommunication services 1.0%
Cellnex Telecom SA	1.875	06-26-29	EUR	1,400,000	1,710,572
GCI LLC (A)	4.750	10-15-28		5,445,000	5,628,769
Kenbourne Invest SA (A)	4.700	01-22-28		1,630,000	1,697,645
Level 3 Financing, Inc. (A)	4.625	09-15-27		740,000	765,678
Verizon Communications, Inc.	1.500	09-18-30		2,375,000	2,240,036
Verizon Communications, Inc.	4.016	12-03-29		6,855,000	7,856,935
Entertainment 0.5%
Netflix, Inc. (A)	3.625	06-15-25		3,495,000	3,722,175
Netflix, Inc.	4.375	11-15-26		2,985,000	3,350,692
Netflix, Inc.	4.875	04-15-28		3,455,000	3,933,345
Interactive media and services 0.4%
Alphabet, Inc.	1.100	08-15-30		3,315,000	3,129,575
ANGI Group LLC (A)	3.875	08-15-28		2,820,000	2,883,450
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,780,788
Media 6.2%
Altice Financing SA (A)	5.000	01-15-28		4,640,000	4,640,510
Altice Financing SA (A)	7.500	05-15-26		5,820,000	6,082,482
Altice France SA (A)	7.375	05-01-26		2,065,000	2,153,176
CCO Holdings LLC (A)	4.250	02-01-31		755,000	764,438
CCO Holdings LLC (A)	4.500	08-15-30		4,915,000	5,089,483
CCO Holdings LLC (A)	4.750	03-01-30		6,615,000	6,904,076
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
CCO Holdings LLC (A)	5.125	05-01-27		7,910,000	$8,286,516
Charter Communications Operating LLC	2.800	04-01-31		2,985,000	3,022,551
Charter Communications Operating LLC	5.125	07-01-49		9,195,000	10,573,679
Charter Communications Operating LLC	5.750	04-01-48		5,180,000	6,385,983
Charter Communications Operating LLC	6.484	10-23-45		5,105,000	6,843,174
CSC Holdings LLC (A)	3.375	02-15-31		11,935,000	11,457,600
CSC Holdings LLC (A)	4.125	12-01-30		2,350,000	2,359,400
CSC Holdings LLC (A)	4.625	12-01-30		590,000	588,366
CSC Holdings LLC (A)	5.375	02-01-28		5,067,000	5,356,832
CSC Holdings LLC (A)	5.500	04-15-27		3,850,000	4,050,970
CSC Holdings LLC (A)	5.750	01-15-30		9,377,000	10,007,134
CSC Holdings LLC	5.875	09-15-22		3,300,000	3,471,551
CSC Holdings LLC (A)	6.500	02-01-29		320,000	353,904
CSC Holdings LLC (A)	7.500	04-01-28		4,560,000	5,022,658
DISH DBS Corp.	5.875	07-15-22		5,975,000	6,230,013
Sirius XM Radio, Inc. (A)	4.125	07-01-30		445,000	449,450
Sirius XM Radio, Inc. (A)	5.000	08-01-27		8,390,000	8,736,255
Townsquare Media, Inc. (A)	6.875	02-01-26		1,745,000	1,825,000
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		2,250,000	2,300,625
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		1,965,000	2,106,126
VTR Comunicaciones SpA (A)	5.125	01-15-28		2,390,000	2,557,300
VTR Finance NV (A)	6.375	07-15-28		1,650,000	1,804,935
WMG Acquisition Corp. (A)	5.500	04-15-26		660,000	677,556
Wireless telecommunication services 2.5%
Millicom International Cellular SA (A)(B)	5.125	01-15-28		1,167,000	1,242,983
Sprint Corp.	7.125	06-15-24		735,000	846,316
T-Mobile USA, Inc. (A)	2.050	02-15-28		1,175,000	1,163,685
T-Mobile USA, Inc. (A)	2.250	11-15-31		12,415,000	11,923,366
T-Mobile USA, Inc.	2.625	02-15-29		1,965,000	1,915,875
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,780,969
T-Mobile USA, Inc. (A)	3.750	04-15-27		2,500,000	2,753,800
T-Mobile USA, Inc. (A)	3.875	04-15-30		3,025,000	3,325,746
T-Mobile USA, Inc.	4.500	02-01-26		6,285,000	6,425,658
T-Mobile USA, Inc.	4.750	02-01-28		740,000	782,605
T-Mobile USA, Inc.	6.500	01-15-26		4,610,000	4,754,063
VMED O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	3,235,000	3,927,219
VMED O2 UK Financing I PLC (A)	4.250	01-31-31		10,240,000	10,009,600
Consumer discretionary 4.4%					91,207,062
Automobiles 1.2%
BMW Finance NV	1.000	11-14-24	EUR	1,495,000	1,869,731
Ford Motor Company	7.450	07-16-31		745,000	965,706
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	1,490,000	2,096,622
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,581,246
Ford Motor Credit Company LLC	2.979	08-03-22		1,650,000	1,666,682
Ford Motor Credit Company LLC	3.087	01-09-23		1,110,000	1,126,317
Ford Motor Credit Company LLC	3.350	11-01-22		2,280,000	2,317,118
Ford Motor Credit Company LLC	3.370	11-17-23		2,970,000	3,051,081
Ford Motor Credit Company LLC	3.813	10-12-21		1,400,000	1,416,569
Ford Motor Credit Company LLC	4.000	11-13-30		1,145,000	1,170,763
Ford Motor Credit Company LLC	4.125	08-17-27		740,000	778,850
Ford Motor Credit Company LLC	4.250	09-20-22		1,245,000	1,282,350
Ford Motor Credit Company LLC	4.542	08-01-26		2,085,000	2,225,738
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Nissan Motor Company, Ltd. (A)	4.810	09-17-30		2,980,000	$3,325,875
Hotels, restaurants and leisure 2.7%
Aramark Services, Inc. (A)	6.375	05-01-25		715,000	755,219
Carnival Corp. (A)	5.750	03-01-27		2,500,000	2,537,875
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		2,185,000	2,151,875
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		1,300,000	1,400,776
Hilton Domestic Operating Company, Inc. (A)	5.375	05-01-25		1,715,000	1,803,751
International Game Technology PLC (A)	6.500	02-15-25		6,815,000	7,530,575
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		3,526,000	3,643,945
Life Time, Inc. (A)	5.750	01-15-26		5,495,000	5,591,163
MGM Resorts International	4.750	10-15-28		470,000	489,178
New Red Finance, Inc. (A)	3.875	01-15-28		4,485,000	4,552,724
New Red Finance, Inc. (A)	4.000	10-15-30		11,234,000	10,955,397
Travel + Leisure Company (A)	6.625	07-31-26		730,000	824,024
Yum! Brands, Inc.	3.625	03-15-31		9,300,000	8,939,625
Yum! Brands, Inc. (A)	4.750	01-15-30		4,630,000	4,830,942
Household durables 0.2%
Lennar Corp.	4.750	11-29-27		2,570,000	2,974,775
Newell Brands, Inc.	4.700	04-01-26		730,000	809,519
Internet and direct marketing retail 0.3%
Booking Holdings, Inc.	4.500	04-13-27		1,900,000	2,221,597
Expedia Group, Inc.	5.000	02-15-26		1,319,000	1,490,605
MercadoLibre, Inc. (B)	2.375	01-14-26		1,125,000	1,129,275
MercadoLibre, Inc. (B)	3.125	01-14-31		1,725,000	1,699,574
Consumer staples 3.7%					77,419,032
Beverages 0.1%
Diageo Finance PLC	1.875	03-27-27	EUR	637,000	843,867
Molson Coors Beverage Company	1.250	07-15-24	EUR	1,925,000	2,395,167
Food and staples retailing 0.0%
Albertsons Companies, Inc. (A)	4.875	02-15-30		375,000	388,208
Food products 3.5%
Darling Ingredients, Inc. (A)	5.250	04-15-27		2,934,000	3,088,035
JBS Investments II GmbH (A)	7.000	01-15-26		1,490,000	1,580,160
Kraft Heinz Foods Company	3.000	06-01-26		2,938,000	3,117,997
Kraft Heinz Foods Company	3.750	04-01-30		5,480,000	5,988,832
Kraft Heinz Foods Company	3.875	05-15-27		445,000	486,415
Kraft Heinz Foods Company	3.950	07-15-25		2,846,000	3,165,364
Kraft Heinz Foods Company	4.250	03-01-31		6,490,000	7,286,475
Kraft Heinz Foods Company	4.375	06-01-46		1,180,000	1,285,578
Kraft Heinz Foods Company	4.625	10-01-39		4,960,000	5,696,642
Kraft Heinz Foods Company	6.875	01-26-39		4,020,000	5,636,525
Kraft Heinz Foods Company (A)	7.125	08-01-39		750,000	1,099,872
Lamb Weston Holdings, Inc. (A)	4.875	05-15-28		145,000	158,050
MARB BondCo PLC (A)	3.950	01-29-31		2,965,000	2,876,050
NBM US Holdings, Inc. (A)	7.000	05-14-26		1,158,000	1,249,598
Post Holdings, Inc. (A)	4.500	09-15-31		6,580,000	6,563,550
Post Holdings, Inc. (A)	4.625	04-15-30		6,845,000	6,947,675
Post Holdings, Inc. (A)	5.000	08-15-26		3,355,000	3,500,943
Post Holdings, Inc. (A)	5.500	12-15-29		1,050,000	1,130,073
Post Holdings, Inc. (A)	5.625	01-15-28		5,270,000	5,532,051
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (A)	5.750	03-01-27		3,850,000	$4,031,528
Simmons Foods, Inc. (A)	4.625	03-01-29		1,850,000	1,873,865
Personal products 0.1%
Natura Cosmeticos SA (A)	5.375	02-01-23		1,465,000	1,496,512
Energy 6.3%					130,832,600
Oil, gas and consumable fuels 6.3%
Aker BP ASA (A)	3.750	01-15-30		3,615,000	3,815,205
Aker BP ASA (A)	5.875	03-31-25		8,845,000	9,114,456
Apache Corp.	4.375	10-15-28		445,000	451,675
Apache Corp.	5.100	09-01-40		745,000	760,146
Cenovus Energy, Inc.	4.250	04-15-27		1,439,000	1,576,123
Cenovus Energy, Inc.	5.250	06-15-37		886,000	990,808
Cenovus Energy, Inc.	5.375	07-15-25		2,666,000	3,018,571
Cenovus Energy, Inc.	5.400	06-15-47		3,483,000	4,019,083
Cenovus Energy, Inc.	6.750	11-15-39		8,445,000	10,968,988
Continental Resources, Inc. (A)	5.750	01-15-31		4,485,000	5,055,537
Enbridge, Inc. (B)	3.125	11-15-29		5,030,000	5,366,759
Enbridge, Inc.	4.250	12-01-26		3,717,000	4,236,185
Enterprise Products Operating LLC	3.125	07-31-29		6,165,000	6,628,590
EQT Corp.	3.900	10-01-27		1,464,000	1,518,475
Husky Energy, Inc.	3.500	02-07-28	CAD	2,280,000	1,863,989
Kinder Morgan, Inc.	2.000	02-15-31		3,385,000	3,235,272
Medco Bell Pte, Ltd. (A)	6.375	01-30-27		760,000	776,340
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		2,275,000	2,442,781
Occidental Petroleum Corp.	3.200	08-15-26		2,045,000	1,958,497
Occidental Petroleum Corp.	3.400	04-15-26		2,185,000	2,121,504
Occidental Petroleum Corp.	5.500	12-01-25		725,000	767,877
Occidental Petroleum Corp.	6.125	01-01-31		2,720,000	3,038,784
Occidental Petroleum Corp.	6.625	09-01-30		730,000	830,375
Ovintiv, Inc.	6.500	08-15-34		485,000	605,032
Pertamina Persero PT (A)(B)	3.650	07-30-29		1,085,000	1,144,509
Petrobras Global Finance BV	5.093	01-15-30		4,048,000	4,292,904
Petrobras Global Finance BV	5.750	02-01-29		910,000	1,017,471
Petrobras Global Finance BV	6.900	03-19-49		5,630,000	6,296,592
Saudi Arabian Oil Company (A)	2.250	11-24-30		1,780,000	1,746,889
Saudi Arabian Oil Company (A)	3.500	04-16-29		3,655,000	3,985,519
Saudi Arabian Oil Company (A)	4.250	04-16-39		3,820,000	4,250,042
Saudi Arabian Oil Company (A)	4.375	04-16-49		2,930,000	3,336,192
Seven Generations Energy, Ltd. (A)	5.375	09-30-25		2,405,000	2,498,314
Southwestern Energy Company	6.450	01-23-25		550,000	577,500
Targa Resources Partners LP (A)	4.000	01-15-32		2,375,000	2,327,975
Targa Resources Partners LP	5.500	03-01-30		445,000	475,870
TC PipeLines LP	3.900	05-25-27		1,150,000	1,280,498
The Williams Companies, Inc.	3.500	11-15-30		575,000	624,598
The Williams Companies, Inc.	3.750	06-15-27		8,600,000	9,538,306
TransCanada PipeLines, Ltd.	4.100	04-15-30		6,900,000	7,875,600
TransCanada PipeLines, Ltd.	4.250	05-15-28		1,650,000	1,902,470
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		585,000	626,678
Valero Energy Corp.	3.400	09-15-26		1,745,000	1,873,621
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials 11.1%					$232,566,184
Banks 6.8%
Banco Actinver SA (A)	4.800	12-18-32		775,000	596,508
Banco Actinver SA (A)	9.500	12-18-32	MXN	44,200,000	1,601,709
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%)	1.898	07-23-31		5,460,000	5,290,783
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31		3,335,000	3,425,267
Bank of Montreal (3 month CDOR + 0.190%) (C)	0.628	02-01-23	CAD	5,825,000	4,594,820
BNG Bank NV	0.250	06-07-24	EUR	1,950,000	2,408,143
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) (A)(D)	4.500	02-25-30		3,290,000	3,236,176
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) (A)(D)	4.625	02-25-31		2,835,000	2,817,281
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) (A)(D)	6.875	09-23-24		754,000	835,055
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(D)	7.875	01-23-24		3,440,000	3,851,135
European Investment Bank (SONIA + 0.350%) (C)	0.399	06-29-23	GBP	2,080,000	2,912,977
European Investment Bank	1.500	05-12-22	NOK	36,770,000	4,291,502
First Horizon Bank	5.750	05-01-30		3,995,000	4,903,805
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) (D)	5.750	11-16-26		1,851,000	2,026,845
International Bank for Reconstruction & Development	0.750	12-07-21	GBP	1,925,000	2,695,997
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	5,120,000	4,161,579
International Bank for Reconstruction & Development	2.500	01-24-24	NZD	3,951,000	2,994,495
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	2,650,000	1,963,318
International Bank for Reconstruction & Development	6.750	02-04-24	BRL	3,200,000	599,983
JPMorgan Chase & Co. (2.005% to 3-13-25, then SOFR + 1.585%)	2.005	03-13-26		6,325,000	6,556,555
JPMorgan Chase & Co.	2.750	08-24-22	EUR	2,195,000	2,766,625
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31		7,616,000	7,957,576
JPMorgan Chase & Co.	3.625	12-01-27		1,725,000	1,917,412
KfW, Zero Coupon	0.000	09-15-23	EUR	1,675,000	2,051,312
KfW	0.375	03-15-23	EUR	2,525,000	3,107,911
KfW	1.250	08-28-23	NOK	21,200,000	2,474,685
Lloyds Bank PLC (SONIA + 0.430%) (C)	0.479	09-13-21	GBP	3,855,000	5,381,270
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) (D)	7.500	09-27-25		3,510,000	4,018,073
National Bank of Canada (A)	2.150	10-07-22		2,515,000	2,587,225
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (D)	6.000	12-29-25		3,855,000	4,269,413
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (C)	0.650	06-21-23	NOK	28,000,000	3,246,257
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (C)	0.740	06-19-24	NOK	31,000,000	3,600,328
Nordic Investment Bank	1.500	01-24-22	NOK	19,000,000	2,197,584
QNB Finance, Ltd.	3.500	03-28-24		1,285,000	1,372,747
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) (A)(D)	8.000	09-29-25		2,275,000	2,673,879
U.S. Bancorp	0.850	06-07-24	EUR	11,620,000	14,444,541
U.S. Bancorp	1.375	07-22-30		2,090,000	1,999,048
U.S. Bancorp	3.150	04-27-27		3,405,000	3,760,981
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) (A)	5.459	06-30-35		3,580,000	3,869,167
Wells Fargo & Company (3 month BBSW + 1.320%) (C)	1.331	07-27-21	AUD	4,745,000	3,666,286
Wells Fargo & Company	3.250	04-27-22	AUD	5,040,000	3,998,871
Capital markets 2.0%
Credit Suisse Group AG (4.500% to 9-3-30, then 5 Year CMT + 3.554%) (A)(D)	4.500	09-03-30		755,000	737,069
Credit Suisse Group AG (5.100% to 1-24-30, then 5 Year CMT + 3.293%) (A)(D)	5.100	01-24-30		755,000	769,156
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) (A)(D)	6.375	08-21-26		3,875,000	4,320,625
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (D)	6.000	10-30-25		6,800,000	$6,783,000
MSCI, Inc. (A)	3.625	09-01-30		3,385,000	3,528,456
MSCI, Inc. (A)	3.875	02-15-31		4,820,000	5,061,000
MSCI, Inc. (A)	4.000	11-15-29		6,385,000	6,768,802
MSCI, Inc. (A)	4.750	08-01-26		3,020,000	3,110,600
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	2,552,000	3,171,285
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	684,000	915,837
The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	1,551,000	2,111,547
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) (A)(D)	4.375	02-10-31		4,016,000	3,956,965
Consumer finance 0.3%
Discover Financial Services	4.100	02-09-27		6,040,000	6,823,709
Diversified financial services 1.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	3,416,364
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	3,780,000	4,556,760
European Financial Stability Facility	0.500	01-20-23	EUR	2,060,000	2,538,654
European Stability Mechanism	0.125	04-22-24	EUR	4,410,000	5,431,299
GE Capital Funding LLC (A)	4.400	05-15-30		3,165,000	3,632,375
Icahn Enterprises LP	5.250	05-15-27		440,000	462,000
Mexico Remittances Funding Fiduciary Estate Management Sarl (A)	4.875	01-15-28		2,875,000	2,888,081
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	34,125,142	6,667,683
Insurance 0.6%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	11,789,793
Health care 5.5%					115,182,019
Health care equipment and supplies 0.4%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	2,800,000	3,539,350
Boston Scientific Corp.	0.625	12-01-27	EUR	4,250,000	5,152,433
Health care providers and services 3.0%
Centene Corp.	2.500	03-01-31		4,160,000	4,023,552
Centene Corp.	3.000	10-15-30		7,975,000	8,100,208
Centene Corp.	3.375	02-15-30		8,940,000	9,187,638
Centene Corp.	4.625	12-15-29		1,170,000	1,262,430
HCA, Inc.	3.500	09-01-30		15,955,000	16,600,744
HCA, Inc.	4.125	06-15-29		8,880,000	10,023,827
HCA, Inc.	5.375	02-01-25		10,735,000	12,036,619
Rede D'or Finance Sarl (A)	4.500	01-22-30		2,550,000	2,594,625
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	2,593,002
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	2,099,101
Thermo Fisher Scientific, Inc.	1.375	09-12-28	EUR	1,595,000	2,064,281
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	3,278,225
Pharmaceuticals 1.6%
Allergan Funding SCS	1.250	06-01-24	EUR	1,870,000	2,264,439
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,492,471
Bausch Health Companies, Inc. (A)	5.000	01-30-28		8,125,000	8,287,500
Bausch Health Companies, Inc. (A)	5.000	02-15-29		960,000	970,800
Bausch Health Companies, Inc. (A)	5.250	01-30-30		10,585,000	10,761,770
Bausch Health Companies, Inc. (A)	5.250	02-15-31		1,100,000	1,113,750
Bausch Health Companies, Inc. (A)	5.500	11-01-25		1,385,000	1,425,442
Bausch Health Companies, Inc. (A)	6.250	02-15-29		4,010,000	4,273,457
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Bausch Health Companies, Inc. (A)	9.000	12-15-25		1,870,000	$2,036,355
Industrials 5.8%					121,871,194
Aerospace and defense 1.1%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,472,938
DAE Funding LLC (A)	3.375	03-20-28		2,895,000	2,930,319
Spirit AeroSystems, Inc. (A)	7.500	04-15-25		760,000	803,928
The Boeing Company	2.196	02-04-26		8,545,000	8,562,797
The Boeing Company	5.040	05-01-27		4,165,000	4,800,301
The Boeing Company	5.150	05-01-30		4,190,000	4,882,449
Air freight and logistics 0.2%
Simpar Europe SA (A)	5.200	01-26-31		1,400,000	1,414,000
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	13,825,000	2,441,890
Airlines 2.2%
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		1,981,253	1,984,624
Delta Air Lines, Inc.	2.900	10-28-24		5,360,000	5,334,805
Delta Air Lines, Inc.	4.375	04-19-28		2,580,000	2,710,082
Delta Air Lines, Inc. (A)	4.500	10-20-25		1,415,000	1,511,297
Delta Air Lines, Inc. (A)	4.750	10-20-28		15,685,000	17,417,176
Delta Air Lines, Inc. (A)	7.000	05-01-25		4,260,000	4,962,980
Delta Air Lines, Inc.	7.375	01-15-26		2,535,000	2,969,030
Mileage Plus Holdings LLC (A)	6.500	06-20-27		3,790,000	4,140,575
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		5,118,202	5,706,795
Building products 0.2%
Builders FirstSource, Inc. (A)	6.750	06-01-27		870,000	933,075
Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	1,306,601
Owens Corning	3.950	08-15-29		1,980,000	2,221,126
Commercial services and supplies 0.0%
Prime Security Services Borrower LLC (A)	3.375	08-31-27		470,000	458,194
Construction and engineering 0.3%
AECOM	5.125	03-15-27		3,078,000	3,362,715
AECOM	5.875	10-15-24		2,680,000	2,974,800
Professional services 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30		2,305,000	2,325,936
Road and rail 0.5%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		2,545,000	2,569,575
Movida Europe SA (A)	5.250	02-08-31		1,085,000	1,079,575
Uber Technologies, Inc. (A)	7.500	05-15-25		725,000	779,382
Uber Technologies, Inc. (A)	8.000	11-01-26		5,492,000	5,933,282
Trading companies and distributors 0.9%
United Rentals North America, Inc.	3.875	02-15-31		6,810,000	6,964,076
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,717,464
United Rentals North America, Inc.	4.875	01-15-28		5,175,000	5,472,563
United Rentals North America, Inc.	5.500	05-15-27		2,925,000	3,093,188
Transportation infrastructure 0.3%
Adani Ports & Special Economic Zone, Ltd. (A)	4.000	07-30-27		3,645,000	3,903,744
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27		1,605,000	1,729,912
Information technology 2.9%					60,751,885
IT services 1.0%
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,980,000	3,812,957
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,384,497
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Fiserv, Inc.	3.500	07-01-29		3,555,000	$3,917,810
Gartner, Inc. (A)	3.750	10-01-30		115,000	116,438
Gartner, Inc. (A)	4.500	07-01-28		6,195,000	6,504,750
Rackspace Technology Global, Inc. (A)	3.500	02-15-28		4,310,000	4,226,515
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc.	4.150	11-15-30		4,000,000	4,418,099
Broadcom, Inc.	4.750	04-15-29		3,133,000	3,590,519
Microchip Technology, Inc. (A)	4.250	09-01-25		2,715,000	2,848,813
SK Hynix, Inc. (A)	1.500	01-19-26		2,185,000	2,174,223
Software 0.2%
j2 Global, Inc. (A)	4.625	10-15-30		1,485,000	1,540,836
SS&C Technologies, Inc. (A)	5.500	09-30-27		2,890,000	3,052,909
Technology hardware, storage and peripherals 1.1%
Apple, Inc., Zero Coupon	0.000	11-15-25	EUR	2,350,000	2,842,439
Apple, Inc.	0.875	05-24-25	EUR	3,215,000	4,029,000
Atento Luxco 1 SA (A)	8.000	02-10-26		1,970,000	2,067,160
CDW LLC	4.125	05-01-25		1,550,000	1,604,250
CDW LLC	4.250	04-01-28		2,675,000	2,775,848
Dell International LLC (A)	5.300	10-01-29		2,400,000	2,852,305
Dell International LLC (A)	8.350	07-15-46		4,194,000	6,416,861
Xerox Holdings Corp. (A)	5.000	08-15-25		545,000	575,656
Materials 4.5%					93,971,258
Chemicals 0.6%
Braskem Netherlands Finance BV (A)	4.500	01-10-28		1,593,000	1,646,764
Braskem Netherlands Finance BV (A)	5.875	01-31-50		2,675,000	2,738,398
CF Industries, Inc.	5.375	03-15-44		560,000	699,300
Ecolab, Inc.	1.000	01-15-24	EUR	2,705,000	3,354,356
FS Luxembourg Sarl (A)	10.000	12-15-25		2,845,000	3,044,861
NOVA Chemicals Corp. (A)	5.250	06-01-27		445,000	463,913
Construction materials 0.3%
Cemex SAB de CV (A)	3.875	07-11-31		2,950,000	2,943,805
St. Mary's Cement, Inc. (A)	5.750	01-28-27		1,655,000	1,917,748
Standard Industries, Inc. (A)	3.375	01-15-31		1,135,000	1,086,524
Standard Industries, Inc. (A)	5.000	02-15-27		405,000	418,163
Containers and packaging 2.6%
Ardagh Packaging Finance PLC (A)	3.000	09-01-29	EUR	1,495,000	1,803,793
Ardagh Packaging Finance PLC (A)	3.250	09-01-28		4,345,000	4,345,000
Ardagh Packaging Finance PLC (A)	4.000	09-01-29		4,705,000	4,705,000
Ardagh Packaging Finance PLC (A)	4.125	08-15-26		735,000	760,657
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,630,105
Ball Corp.	2.875	08-15-30		2,240,000	2,175,600
Ball Corp.	4.000	11-15-23		6,220,000	6,577,650
Ball Corp.	4.875	03-15-26		5,925,000	6,591,089
Ball Corp.	5.000	03-15-22		2,070,000	2,149,281
Ball Corp.	5.250	07-01-25		6,440,000	7,245,000
Berry Global, Inc. (A)	5.625	07-15-27		3,790,000	4,031,613
Crown Americas LLC	4.250	09-30-26		400,000	431,000
Crown Americas LLC	4.500	01-15-23		2,729,000	2,868,861
Crown Cork & Seal Company, Inc.	7.375	12-15-26		2,858,000	3,447,463
Reynolds Group Issuer, Inc. (A)	4.000	10-15-27		5,610,000	5,592,441
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining 1.0%
ArcelorMittal SA	4.550	03-11-26		440,000	$491,546
ArcelorMittal SA	7.000	03-01-41		1,120,000	1,585,035
ArcelorMittal SA	7.250	10-15-39		560,000	806,400
Cleveland-Cliffs, Inc. (A)	4.875	03-01-31		2,495,000	2,434,184
Cleveland-Cliffs, Inc. (A)	6.750	03-15-26		1,695,000	1,815,769
CSN Islands XI Corp. (A)	6.750	01-28-28		3,335,000	3,601,800
Freeport-McMoRan, Inc.	4.625	08-01-30		4,475,000	4,946,039
Freeport-McMoRan, Inc.	5.450	03-15-43		3,720,000	4,622,100
Real estate 1.5%					31,572,182
Equity real estate investment trusts 1.5%
American Tower Corp.	0.500	01-15-28	EUR	2,035,000	2,432,808
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,880,442
Crown Castle International Corp.	2.250	01-15-31		660,000	648,314
CyrusOne LP	3.450	11-15-29		5,520,000	5,806,212
MGM Growth Properties Operating Partnership LP (A)	4.625	06-15-25		470,000	498,200
SBA Communications Corp. (A)	3.125	02-01-29		4,325,000	4,207,057
SBA Communications Corp.	3.875	02-15-27		10,610,000	10,997,583
SBA Communications Corp.	4.875	09-01-24		48,000	49,234
VICI Properties LP (A)	4.125	08-15-30		3,450,000	3,588,000
VICI Properties LP (A)	4.625	12-01-29		1,395,000	1,464,332
Utilities 3.4%					71,389,712
Electric utilities 2.8%
DPL, Inc. (A)	4.125	07-01-25		5,515,000	5,901,050
EDP Finance BV	0.375	09-16-26	EUR	545,000	660,957
FirstEnergy Corp.	4.400	07-15-27		4,060,000	4,457,799
FirstEnergy Corp.	7.375	11-15-31		7,070,000	9,723,937
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		1,415,000	1,598,392
NRG Energy, Inc. (A)	3.625	02-15-31		1,170,000	1,152,450
NRG Energy, Inc. (A)	5.250	06-15-29		3,565,000	3,762,394
NRG Energy, Inc.	5.750	01-15-28		35,000	37,188
NRG Energy, Inc.	6.625	01-15-27		3,550,000	3,691,574
NRG Energy, Inc.	7.250	05-15-26		2,840,000	2,956,440
NSTAR Electric Company	3.950	04-01-30		1,860,000	2,176,930
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	5.450	05-21-28		2,840,000	3,305,050
Vistra Operations Company LLC (A)	4.300	07-15-29		6,390,000	7,118,016
Vistra Operations Company LLC (A)	5.000	07-31-27		5,980,000	6,256,575
Vistra Operations Company LLC (A)	5.500	09-01-26		3,600,000	3,735,000
Vistra Operations Company LLC (A)	5.625	02-15-27		2,626,000	2,744,170
Independent power and renewable electricity producers 0.4%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		1,715,000	1,904,508
Greenko Dutch BV (A)	5.250	07-24-24		4,285,000	4,418,906
Greenko Solar Mauritius, Ltd. (A)(B)	5.550	01-29-25		1,660,000	1,702,420
The AES Corp. (A)	2.450	01-15-31		735,000	721,984
Multi-utilities 0.2%
E.ON SE	0.375	09-29-27	EUR	1,360,000	1,658,986

Engie SA	0.375	06-21-27	EUR	1,400,000	1,704,986
12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value

Convertible bonds 2.2%					$46,232,151
(Cost $41,733,171)
Communication services 0.4%					8,098,438
Media 0.4%
DISH Network Corp.	3.375	08-15-26		2,760,000	2,595,302
Liberty Broadband Corp. (A)	1.250	09-30-50		3,680,000	3,665,817
Liberty Media Corp. (A)	0.500	12-01-50		1,535,000	1,837,319
Consumer discretionary 0.3%					5,580,420
Household durables 0.1%
Sony Corp., Zero Coupon	0.000	09-30-22	JPY	81,000,000	1,694,925
Specialty retail 0.2%
Burlington Stores, Inc. (A)	2.250	04-15-25		2,820,000	3,885,495
Energy 0.3%					5,568,444
Oil, gas and consumable fuels 0.3%
BP Capital Markets PLC	1.000	04-28-23	GBP	3,800,000	5,568,444
Industrials 0.6%					13,598,418
Airlines 0.4%
Air Canada (A)	4.000	07-01-25		1,175,000	1,827,125
American Airlines Group, Inc.	6.500	07-01-25		3,300,000	5,148,009
Southwest Airlines Company	1.250	05-01-25		1,100,000	1,849,375
Road and rail 0.2%
Uber Technologies, Inc., Zero Coupon (A)	0.000	12-15-25		4,555,000	4,773,909
Information technology 0.2%					5,344,000
IT services 0.2%
Sabre GLBL, Inc. (A)	4.000	04-15-25		2,560,000	5,344,000
Utilities 0.4%					8,042,431
Electric utilities 0.4%

NRG Energy, Inc.	2.750	06-01-48		6,955,000	8,042,431

Capital preferred securities 1.1%					$23,610,593
(Cost $21,820,393)
Financials 1.1%					23,610,593
Banks 1.1%
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	03-29-21		10,938,000	10,596,188

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	03-15-21		13,035,000	13,014,405
Collateralized mortgage obligations 1.8%					$38,743,246
(Cost $37,780,159)
Commercial and residential 1.8%					38,743,246
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(E)	3.805	01-25-49		2,708,342	2,801,518
Series 2019-3, Class A1 (A)(E)	2.962	10-25-48		2,098,513	2,143,008
BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (A)(C)	0.962	09-15-34		5,940,000	5,938,047
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(C)	1.433	03-15-37		2,625,000	2,626,580
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(C)	1.032	10-15-36		7,856,389	7,869,730
Series 2020-BXLP, Class A (1 month LIBOR + 0.800%) (A)(C)	0.912	12-15-36		2,589,751	2,591,700
Century Plaza Towers Series 2019-CPT, Class A (A)	2.865	11-13-39		5,760,000	6,137,074
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CSMC Trust Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	1,610,255	$1,645,354
DBCG Mortgage Trust Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (A)(C)	0.812	06-15-34	3,585,000	3,582,750
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	14,081,228	147,357
Series 2007-4, Class ES IO	0.350	07-19-47	15,760,877	211,484
Series 2007-6, Class ES IO (A)	0.343	08-19-37	14,620,480	210,585
Morgan Stanley Capital I Trust Series 2017-CLS, Class C (1 month LIBOR + 1.000%) (A)(C)	1.112	11-15-34	1,955,000	1,955,673

New Residential Mortgage Loan Trust Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (A)(C)	1.618	06-25-57	871,134	882,386
Asset backed securities 1.7%				$34,593,170
(Cost $33,133,063)
Asset backed securities 1.7%				34,593,170
Americredit Automobile Receivables Trust Series 2018-2, Class D	4.010	07-18-24	1,300,000	1,377,935
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,910,900	2,024,427
Series 2019-1A, Class A2I (A)	3.787	05-20-49	3,324,375	3,399,739
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,792,700	1,902,073
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,700,738	3,920,635
Series 2017-1A, Class A2II (A)	3.082	07-25-47	1,820,690	1,827,882
FirstKey Homes Trust Series 2020-SFR2, Class A (A)	1.266	10-19-37	1,680,000	1,681,437
Home Partners of America Trust Series 2018-1, Class A (1 month LIBOR + 0.900%) (A)(C)	1.006	07-17-37	1,655,636	1,657,184
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	1,090,380	1,133,421
Store Master Funding I-VII Series 2018-1A, Class A1 (A)	3.960	10-20-48	2,631,972	2,744,102
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	6,448,750	7,032,039
Towd Point Mortgage Trust
Series 2017-2, Class A1 (A)(E)	2.750	04-25-57	819,561	832,497
Series 2017-3, Class A1 (A)(E)	2.750	07-25-57	1,297,513	1,324,475
Westlake Automobile Receivables Trust Series 2019-2A, Class C (A)	2.840	07-15-24	3,650,000	3,735,324

	Shares	Value
Common stocks 0.4%		$8,809,546
(Cost $13,081,087)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (F)(G)	300,118	0
Utilities 0.4%		8,809,546
Multi-utilities 0.4%

Dominion Energy, Inc.	94,900	8,809,546

Preferred securities 3.7%		$77,023,371
(Cost $77,296,072)
Communication services 0.1%		2,166,502
Media 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	1,985	2,166,502
14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials 0.7%		$15,433,501
Banks 0.7%
U.S. Bancorp, 5.500%	135,700	3,661,186
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (C)	8,257	7,480,842
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	165,630	4,291,473
Health care 0.3%		5,896,515
Health care equipment and supplies 0.3%
Becton, Dickinson and Company, 6.000% (B)	44,500	2,345,595
Danaher Corp., 4.750%	2,330	3,550,920
Industrials 0.4%		8,919,015
Machinery 0.4%
Fortive Corp., 5.000%	3,975	3,833,615
Stanley Black & Decker, Inc., 5.250%	47,000	5,085,400
Information technology 0.3%		5,472,752
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	3,620	5,472,752
Utilities 1.9%		39,135,086
Electric utilities 1.5%
American Electric Power Company, Inc., 6.125%	90,700	4,055,197
NextEra Energy, Inc., 4.872%	151,550	8,535,296
NextEra Energy, Inc., 5.279%	143,200	6,972,408
NextEra Energy, Inc., 6.219%	76,450	3,713,177
The Southern Company, 6.750%	149,300	7,188,795
Multi-utilities 0.4%
CenterPoint Energy, Inc., 7.000%	99,900	3,653,343
DTE Energy Company, 6.250%	109,300	5,016,870

	Contracts/ Notional amount	Value
Purchased options 0.0%		$97,366
(Cost $93,742)
Puts 0.0%		97,366
Over the Counter Option on the EUR vs. USD (Expiration Date: 3-31-21; Strike Price: EUR 1.19; Counterparty: Goldman Sachs Bank USA) (G)(H)	34,325,000	97,366

	Yield (%)	Shares	Value
Short-term investments 1.7%			$34,616,616
(Cost $34,617,915)
Short-term funds 0.3%			5,014,616
John Hancock Collateral Trust (I)	0.1222(J)	501,181	5,014,616

	Par value^	Value
Repurchase agreement 1.4%		29,602,000
Barclays Tri-Party Repurchase Agreement dated 2-26-21 at 0.010% to be repurchased at $24,717,021 on 3-1-21, collateralized by $18,203,300 U.S. Treasury Bonds, 4.500% due 8-15-39 (valued at $25,211,414)	24,717,000	24,717,000
Repurchase Agreement with State Street Corp. dated 2-26-21 at 0.000% to be repurchased at $4,885,000 on 3-1-21, collateralized by $4,984,600 U.S. Treasury Notes, 0.125% due 10-31-22 (valued at $4,982,738)	4,885,000	4,885,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	15

Total investments (Cost $2,044,443,718) 100.3%	$2,096,133,233
Other assets and liabilities, net (0.3%)	(6,458,159)
Total net assets 100.0%	$2,089,675,074

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $754,674,778 or 36.1% of the fund's net assets as of 2-28-21.
(B)	All or a portion of this security is on loan as of 2-28-21. The value of securities on loan amounted to $4,912,320.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing security.
(H)	For this type of option, notional amounts are equivalent to number of contracts.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 2-28-21.
The fund had the following country composition as a percentage of net assets on 2-28-21:
United States	61.4%
Canada	7.4%
Indonesia	3.0%
United Kingdom	2.5%
Norway	2.2%
Luxembourg	2.1%
Brazil	2.0%
Supranational	1.4%
Ireland	1.3%
Australia	1.3%
16	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Other countries	15.4%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	17

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	161	Short	Jun 2021	$(21,612,750)	$(21,367,719)	$245,031
German Euro BUND Futures	19	Short	Mar 2021	(4,064,029)	(3,975,102)	88,927
U.S. Treasury Long Bond Futures	1,720	Short	Jun 2021	(276,617,676)	(273,856,250)	2,761,426
						$3,095,384
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	9,757,205	USD	7,382,975	ANZ	3/17/2021	$125,151	—
AUD	9,679,432	USD	7,480,769	GSI	3/17/2021	—	$(32,489)
AUD	9,757,205	USD	7,389,063	MSCS	3/17/2021	119,062	—
AUD	9,681,093	USD	7,528,212	SSB	3/17/2021	—	(78,654)
EUR	7,775,158	USD	9,418,927	BARC	3/17/2021	—	(34,586)
EUR	15,948,052	USD	19,279,231	MSCS	3/17/2021	—	(30,494)
EUR	8,172,895	USD	9,891,320	RBC	3/17/2021	—	(26,923)
GBP	5,366,304	USD	7,453,957	JPM	3/17/2021	23,006	—
GBP	10,732,514	USD	14,954,286	SSB	3/17/2021	—	(489)
NZD	13,508,774	USD	9,646,562	ANZ	3/17/2021	114,301	—
NZD	7,966,646	USD	5,720,629	SSB	3/17/2021	35,729	—
SGD	17,738,834	USD	13,369,083	HUS	3/17/2021	—	(66,387)
SGD	5,990,240	USD	4,526,737	JPM	3/17/2021	—	(34,540)
USD	11,286,520	AUD	14,643,126	ANZ	3/17/2021	18,701	—
USD	1,233,537	AUD	1,601,720	BARC	3/17/2021	1,020	—
USD	3,786,676	AUD	4,885,920	SSB	3/17/2021	26,982	—
USD	31,072,160	AUD	40,322,715	UBS	3/17/2021	44,013	—
USD	9,672,395	EUR	7,931,898	BARC	3/17/2021	98,873	—
USD	9,634,380	EUR	7,931,898	CITI	3/17/2021	60,858	—
USD	21,378,333	EUR	17,614,422	SSB	3/17/2021	118,346	—
USD	32,496,930	GBP	23,867,058	MSCS	3/17/2021	—	(757,452)
USD	5,172,516	JPY	537,806,040	SSB	3/17/2021	126,369	—
USD	2,896,258	NZD	3,995,224	BARC	3/17/2021	9,480	—
USD	2,890,395	NZD	3,995,224	CITI	3/17/2021	3,616	—
USD	12,459,206	NZD	17,503,998	GSI	3/17/2021	—	(188,435)
USD	3,283,748	NZD	4,495,563	HUS	3/17/2021	35,446	—
USD	32,033,672	SGD	42,565,188	CITI	3/17/2021	113,213	—
USD	27,546,994	SGD	36,444,026	GSI	3/17/2021	216,912	—
USD	9,219,090	SGD	12,163,852	HUS	3/17/2021	97,182	—
USD	13,887,749	SGD	18,425,236	UBS	3/17/2021	70,307	—
						$1,458,567	$(1,250,449)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro vs. U.S. Dollar	CITI	EUR	1.20	Mar 2021	36,380,000	$527,510	$(407,427)
						$527,510	$(407,427)
Puts
18	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Foreign currency options (continued)
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Euro vs. U.S. Dollar	CITI	EUR	1.19	Mar 2021	34,325,000	$278,033	$(97,366)
						$278,033	$(97,366)
						$805,543	$(504,793)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	19

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$140,052,312	—	$140,052,312	—
Foreign government obligations	444,938,446	—	444,938,446	—
Corporate bonds	1,247,416,416	—	1,247,416,416	—
Convertible bonds	46,232,151	—	46,232,151	—
Capital preferred securities	23,610,593	—	23,610,593	—
Collateralized mortgage obligations	38,743,246	—	38,743,246	—
Asset backed securities	34,593,170	—	34,593,170	—
Common stocks	8,809,546	$8,809,546	—	—
Preferred securities	77,023,371	71,023,254	6,000,117	—
Purchased options	97,366	—	97,366	—
Short-term investments	34,616,616	5,014,616	29,602,000	—
Total investments in securities	$2,096,133,233	$84,847,416	$2,011,285,817	—
Derivatives:
Assets
Futures	$3,095,384	$3,095,384	—	—
Forward foreign currency contracts	1,458,567	—	$1,458,567	—
Liabilities
20	|

	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Forward foreign currency contracts	$(1,250,449)	—	$(1,250,449)	—
Written options	(504,793)	—	(504,793)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	501,181	$8,705,385	$104,173,330	$(107,857,868)	$(5,273)	$(958)	$32,550	—	$5,014,616
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	21